Note 19 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of contractual obligation [text block]
	Total	Less than 1 year	1-3 Years	3-5 Years	More than 5 years
	$	$	$	$	$

Committed exploration expenditures (3)	-	-	-	-	-

Minera Juanicipio (1)&(2)	-	-	-	-	-

Contractual commitments	710	297	338	75	-
Total Obligations and Commitments	710	297	338	75	-